Cover	Sep. 28, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2023
Entity File Number	001-41345
Entity Registrant Name	IVEDA SOLUTIONS, INC.
Entity Central Index Key	0001397183
Entity Tax Identification Number	20-2222203
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1744 S. Val Vista
Entity Address, Address Line Two	Suite 213
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85204
City Area Code	(480)
Local Phone Number	307-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, par value $0.00001 per share
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	IVDA
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	IVDAW
Security Exchange Name	NASDAQ